UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment []; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                         [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Vanguard Fiduciary Trust Company
         PO Box 2600
         Valley Forge, Pennsylvania 19482-2600

Form 13F File Number: Not Assigned

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Deborah McCracken
Assistant Secretary           100 Vanguard Blvd.
(610)503-7231                 Malvern, PA 19355


DATE     09/30/2007        BY  /S/DEBORAH MCCRACKEN
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Report Type

[  ] 13F HOLDINGS REPORT

[ X ] 13F NOTICE

[  ] 13F COMBINATION REPORT


List of other Managers reporting for this Manager:  28-6408
                                                    The Vanguard Group, Inc
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Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   0

Form 13F Information Table Value Total:   0